Eaton Vance Large-Cap Core Research Fund

EATON VANCE LARGE-CAP CORE RESEARCH FUND
Supplement to Prospectus dated May 1, 2012

1.  The following replaces “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Large-Cap Core Research Fund”:

Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies (the “80% Policy”).  Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index.  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index.  Particular stocks owned will not mirror the S&P 500 Index.  The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  When using derivatives, the Fund expects to primarily enter into option transactions or a combination of option transactions on individual securities.

The portfolio securities are selected by a team of investment research analysts in the investment adviser’s equity research group, working together with the portfolio manager.  Each analyst maintains responsibility for investments in his or her area of research coverage.  Allocations among market sectors are determined by the portfolio manager and the analysts, using the market sector weightings of the S&P 500 Index as a benchmark.  In selecting and managing the portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis.  Fundamental research involves consideration of (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.

The Fund primarily invests its assets in Large-Cap Core Research Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

2.  The following is added to “Principal Risks” under “Fund Summaries – Eaton Vance Large-Cap Core Research Fund”:

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  Derivatives risk may be more significant when derivates are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives.  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

3.  The following is added as the last paragraph under “Options on Securities, Indices and Currencies.” in “Derivatives.” under “Investment Objectives & Principal Policies and Risks”:

Under certain market conditions, the Fund may purchase put option spreads rather than standalone put options.  By doing so, the Fund can lower the net cost of its market hedging activities, since the premiums received from selling put options will offset, in part, the premiums paid to purchase the put options.  Although less expensive than buying a standalone put option, buying a put option spread will expose the Fund to incremental loss if the value of the applicable instrument at contract expiration is below the exercise price of the put option sold.

August 15, 2012	6068-8/12 COMBEQPS1